Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	$ 2,262,851	$ 3,805,103
Cash on hand	30	32
Total	$ 2,262,881	$ 3,805,135